Financial instruments, Foreign Exchange Risk (Details)	12 Months Ended
	Jun. 30, 2024 USD ($) $ / $	Jun. 30, 2024 AUD ($) $ / $	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)
Financial assets [Abstract]
Trade and other receivables	$ 600,000		$ 660,000
Currency Risk, 10% Increase [Member]
Sensitivity analysis [Abstract]
Increase / decrease, cash balance		$ 1,151,297		$ 1,199,000
Increase / decrease, lease liabilities	0		0
Increase / decrease, provisions	25,081		20,000
Currency Risk, 10% Decrease [Member]
Sensitivity analysis [Abstract]
Increase / decrease, cash balance		$ 1,151,297		1,199,000
Increase / decrease, lease liabilities	0		0
Increase / decrease, provisions	$ 20,081		20,000
Foreign Exchange Risk [Member]
Financial instruments denominated in United States dollars [Abstract]
Average rate | $ / $	0.6557	0.6557
Spot rate | $ / $	0.6674
Financial assets [Abstract]
Cash	$ 11,513,000		11,988,000
Trade and other receivables	105,000		103,000
Financial liabilities [Abstract]
Trade and other payables	(120,000)		(857,000)
Provisions	0		0
Lease liabilities	(251,000)		(201,000)
Foreign Exchange Risk [Member] | Currency Risk, 10% Increase [Member]
Sensitivity analysis [Abstract]
Increase / decrease, effect on receivables		$ 10,492		10,000
Increase / decrease, effect on payables	11,981		86,000
Foreign Exchange Risk [Member] | Currency Risk, 10% Decrease [Member]
Sensitivity analysis [Abstract]
Increase / decrease, effect on receivables		$ 10,492		$ 10,000
Increase / decrease, effect on payables	$ 11,981		$ 86,000